SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - Colony Bankcorp, Inc. 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Entity tax identification number	58-1492391
Plan number	002
Participants loans	$ 782,794
Total assets	37,953,489
Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current value	$ 24,318,206
Minimum
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Interest rates for participants loans	4.25%
Maximum
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Interest rates for participants loans	9.50%
Maturity date for participant loans	Dec. 31, 2029
Investment, Identifier [Axis]: Allspring Spec M Cap Value R6, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:AllspringSpecMCapValueR6Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 482,486
Investment, Identifier [Axis]: American Funds NewWorld R6, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:AmericanFundsNewworldR6Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 1,530,164
Investment, Identifier [Axis]: BlackRock Liquidity Funds Ins FedFd, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:BlackrockLiquidityFundsInsFedfdMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 49,642
Investment, Identifier [Axis]: BlackRock Mid Cap Gr Eq K Fd, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:BlackrockMidCapGrEqKFdMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 468,387
Investment, Identifier [Axis]: BlackRock iShares US Agg Bond, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:BlackrockIsharesUsAggBondMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 1,821,655
Investment, Identifier [Axis]: ClearBridge Small Cap Gr IS Fund, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:ClearbridgeSmallCapGrIsFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 462,673
Investment, Identifier [Axis]: Colony Bankcorp, Inc., Common Stock
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:ColonyBankcorpInc.Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 9,604,018
Investment, Identifier [Axis]: Fidelity 500 Index Fund, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:Fidelity500IndexFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 3,135,703
Investment, Identifier [Axis]: Fidelity Adv Total Bond Z, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:FidelityAdvTotalBondZMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 1,642,316
Investment, Identifier [Axis]: Fidelity Frdm Idx 2010 Ins Pre, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:FidelityFrdmIdx2010InsPreMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 2,516
Investment, Identifier [Axis]: Fidelity Frdm Idx 2015 Ins Pre, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:FidelityFrdmIdx2015InsPreMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 58,061
Investment, Identifier [Axis]: Fidelity Frdm Idx 2020 Ins Pre, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:FidelityFrdmIdx2020InsPreMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 109,700
Investment, Identifier [Axis]: Fidelity Frdm Idx 2025 Ins Pre, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:FidelityFrdmIdx2025InsPreMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 296,818
Investment, Identifier [Axis]: Fidelity Frdm Idx 2030 Ins Pre, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:FidelityFrdmIdx2030InsPreMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 437,875
Investment, Identifier [Axis]: Fidelity Frdm Idx 2035 Ins Pre, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:FidelityFrdmIdx2035InsPreMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 458,398
Investment, Identifier [Axis]: Fidelity Frdm Idx 2040 Ins Pre, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:FidelityFrdmIdx2040InsPreMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 997,999
Investment, Identifier [Axis]: Fidelity Frdm Idx 2045 Ins Pre, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:FidelityFrdmIdx2045InsPreMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 301,593
Investment, Identifier [Axis]: Fidelity Frdm Idx 2050 Ins Pre, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:FidelityFrdmIdx2050InsPreMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 377,675
Investment, Identifier [Axis]: Fidelity Frdm Idx 2055 Ins Pre, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:FidelityFrdmIdx2055InsPreMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 353,676
Investment, Identifier [Axis]: Fidelity Frdm Idx 2060 Ins Pre, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:FidelityFrdmIdx2060InsPreMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 342,045
Investment, Identifier [Axis]: Fidelity Frdm Idx 2065 Ins Pre, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:FidelityFrdmIdx2065InsPreMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 178,696
Investment, Identifier [Axis]: Fidelity Mid Cap Index Fund, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:FidelityMidCapIndexFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 842,091
Investment, Identifier [Axis]: Fidelity Small Cap Index Fund, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:FidelitySmallCapIndexFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 704,389
Investment, Identifier [Axis]: Guaranteed Option, Fixed annuity
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:PrincipalLifeInsuranceCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Employee Benefit Plan Fixed Annuity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 2,851,610
Investment, Identifier [Axis]: JP Morgan Equity Income R6 Fd, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:JpMorganEquityIncomeR6FdMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 2,245,088
Investment, Identifier [Axis]: JP Morgan US Govt Mmkt Cap Cl, Interest Bearing Money Market Account
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:JpMorganUsGovtMmktCapClMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Interest-bearing money market account
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 396,861
Investment, Identifier [Axis]: JP Morgan US Govt Mmkt Cap Cl, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:JpMorganUsGovtMmktCapClMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 5,715
Investment, Identifier [Axis]: JP Morgan Undisc Mgrs Behav Value R6, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:JpMorganUndiscMgrsBehavValueR6Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 539,476
Investment, Identifier [Axis]: MFS Research Intl R6 Fund, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:MfsResearchIntlR6FundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 990,823
Investment, Identifier [Axis]: Principal Real Estate Sec R6, Mutual Fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:PrincipalRealEstateInvestmentMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 99,717
Investment, Identifier [Axis]: T. Rowe Price BI Chip Gr I Fd, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:T.RowePriceBiChipGrIFdMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 3,812,594
Investment, Identifier [Axis]: Vanguard Dev Mkts Index Adm Fd, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:VanguardDevMktsIndexAdmFdMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 1,444,647
Investment, Identifier [Axis]: Vanguard LifeStrategy Mod Fr Inv Fd, Mutual fund
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EBP, Investment, Issuer Name [Extensible Enumeration]	cban:VanguardLifestrategyModFrInvFdMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 125,588